Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current assets:
Cash and cash equivalents	$ 2,259,613	$ 6,483,489
Restricted cash	6,826,537	3,141,756
Time deposits	433,798	100,164
Accounts receivable, net of allowance for expected credit loss of $892,723 and $1,183,298, respectively	19,965,655	24,773,841
Notes receivable, net	9,913,598	8,358,797
Inventories	28,949,034	24,084,711
Advances to suppliers, net	3,493,609	2,252,953
Other receivables, net	2,341,670	1,091,526
Total current assets	74,183,514	70,287,237
Property, plant and equipment, net	24,828,007	15,318,750
Land use rights, net	4,298,305	4,213,536
Long-term time deposits	62,418	165,996
Long-term investments	12,029,864	11,656,412
Long-term prepayments	3,547,539	6,615,984
Deferred tax assets	1,282,485	1,044,334
Other noncurrent assets, net	225,610	221,288
TOTAL ASSETS	120,457,742	109,523,537
Current liabilities:
Accounts payable	2,488,910	2,709,191
Accounts payable – related parties		462
Accrued expenses and other current liabilities	2,789,883	3,003,704
Notes payable	10,297,896	10,148,897
Advances from customers	2,142,863	1,310,685
Advances from customers - related parties	20,655	7,131
Short-term borrowings	5,942,710	4,122,341
Long-term borrowings - current portion	1,960,608	43,545
Taxes payable	2,744,812	2,961,173
Total current liabilities	28,388,337	24,307,129
Long-term borrowings	13,712,776	8,025,004
Deferred government grants - noncurrent portion	1,159,756	1,123,753
TOTAL LIABILITIES	43,260,869	33,711,230
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,299,182 and 14,299,182 shares issued and outstanding at March 31, 2026 and September 30, 2025.	2,860	2,860
Additional paid-in capital	67,359,101	67,359,101
Statutory surplus reserves	919,978	919,978
Retained earnings	5,207,072	6,308,532
Accumulated other comprehensive income	3,312,279	923,834
Total equity attributable to Huadi International Group Co., Ltd.	76,801,290	75,514,305
Equity attributable to non-controlling interests	395,583	298,002
Total shareholders’ equity	77,196,873	75,812,307
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	120,457,742	109,523,537
Related Party
Current liabilities:
Due to related parties - noncurrent portion		$ 255,344